DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

40     DISPOSAL OF SUBSIDIARIES

(a)	Disposal of 75% equity of Shandong Shanlv Electronic Ltd.

In July 2020, the Group entered into a Capital Contribution Agreement with a third party on disposal of 75% equity interest of Shandong Shanlv Electronic Ltd.. A gain of RMB10.72 million from partial disposal of the subsidiary was recognized.

(b)	Disposal of 100% equity of China Aluminum Nanhai Alloy

In January 2019, the Company entered into a Capital Contribution Agreement with Chinalco and its subsidiary Chinalco Innovative, pursuant to which the Company shall make a capital contribution to Chinalco Innovative in form of its 100% equity interests in China Aluminum Nanhai Alloy Co., Ltd. ("China Aluminum Nanhai Alloy"). After the transaction, the Company holds 19.4852% in Chinalco Innovative. As of the date of deemed disposal, the Company re-measured the equity of China Aluminum Nanhai Alloy to a fair value of RMB350 million and recognized the fair value gain of RMB258 million accordingly.

(c)	Disposal of 40% equity interest of Inner Mongolia Fengrong and disposal of 60% equity interest of Ningxia Fenghao

On February 20, 2019, Chalco Energy Co., Ltd., a wholly-owned subsidiary of the Company, entered into equity transfer agreements with Chinalco Environment Protection Co., Ltd. on the partial disposal of 40% equity interests in Inner Mongolia Fengrong Co., Ltd. and 60% equity interests in Ningxia Fenghao Co., Ltd., respectively. A gain of RMB3,014 thousands from partial disposal of the two subsidiaries was recorded by the Group.

(d)	Deregistration of Shanghai Kailin

Chalco Trade, a subsidiary of the Company, held 100% equity interest of Shanghai Chalco Kailin Aluminum Co., Ltd. * (上海中鋁凱林鋁業有限公司) ("Shanghai Kailin"). In July 2019, Shanghai Kailin was deregistered, from which the Company recorded a gain of RMB160 thousands.

(e)	Disposal of Ruzhou Jinhua

Zhongzhou Aluminum, a subsidiary of the Company, held a 51% equity interest in Ruzhou Chinalco Jinhua Mining Co., Ltd. * (汝州中鋁金華礦業有限公司) ("Ruzhou Jinhua"). In July 2019, Zhongzhou Aluminum disposed all of its equity interests of Ruzhou Jinhua, and a gain of RMB113 thousands from the disposal was included in other gains during the year ended December 31, 2019.

* The English name represents the best effort made by management of the Group in translating its Chinese name as it does not have any official English names.